BORROWINGS	12 Months Ended
Dec. 31, 2011
BORROWINGS
10.	BORROWINGS

The borrowings were repayable as follows:

	As of December 31,
	2010	2011

Borrowing within one year	11,566	8,847
Borrowing over one year	403	378
Total borrowings	11,969	9,225

Borrowing within one year:

Huaqiao, Tansun Xiamen and Harmonation obtained short-term loans from banks to meet their temporary working capital needs. As of December 31, 2011, the outstanding short-term loans of Huaqiao, Tansun Xiamen and Harmonation are US$7,420, US$44, US$1,383. The short-term loans bore interest rates ranging from 3.392% to 7.22% per annum payable in arrears.

At the end of 2010, Bayshore obtained a short-term loan of US$1,439 from Shenzhen Yushang Microfinance Co., Ltd. to meet an immediate need of cash, which bore a fixed interest rate of 1.80% per month. The loan and the related interest were fully repaid in January 2011.

Borrowing over one year:

Xiamen Rella obtains a ten-year loan of US$ 407 from Agricultural Bank of China in 2009.  The bank loans bore fixed interest rate 6.53% per annum payable in arrears.  The loan was secured by a property owned by Xiamen Rella. The pledged property as of December 31, 2011 had a net book value of US$980.

Interest expense and the weighted average effective interest rate for 2009, 2010 and 2011 were US$96 and 4.86%, US$475 and 6.09%, and US$935 and 5.72% respectively.